Financial Instruments (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 7,210	$ 3,601
Within 90 days or less [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	7,210	3,601
In later than 90 days, not later than one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 0	$ 0